Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Equipment on operating leases [member]
Property, Plant and Equipment

(11) Equipment on Operating Leases

The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2017 and 2018 are as follows:

(Cost)

Yen (millions)
Balance as of April 1, 2016	¥4,526,072

Additions	¥1,882,696
Sales or disposal	(1,286,691)
Exchange differences on translating foreign operations	(7,534)
Other	—

Balance as of March 31, 2017	¥5,114,543

Additions	¥1,799,155
Sales or disposal	(1,475,302)
Exchange differences on translating foreign operations	(219,950)
Other	—

Balance as of March 31, 2018	¥5,218,446

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2016	¥(847,961)

Depreciation	¥(662,081)
Sales or disposal	507,160
Exchange differences on translating foreign operations	989
Other	(7,987)

Balance as of March 31, 2017	¥(1,009,880)

Depreciation	¥(744,717)
Sales or disposal	591,721
Exchange differences on translating foreign operations	44,474
Other	(11,911)

Balance as of March 31, 2018	¥(1,130,313)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2017	¥4,104,663
Balance as of March 31, 2018	4,088,133

(Future minimum lease payments)

Future minimum lease payments expected to be received under non-cancelable operating leases as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Within 1 year	¥677,119	¥689,284
Between 1 and 5 years	800,473	777,582
Later than 5 years	—	—

Total	¥1,477,592	¥1,466,866

Future minimum lease payments expected to be received as shown above should not necessarily be considered indicative of future cash collections.

Property, plant and equipment [member]
Property, Plant and Equipment

(12) Property, Plant and Equipment

The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2017 and 2018 are as follows:

(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2016	¥546,619	¥2,168,768	¥5,040,301	¥275,232	¥8,030,920

Additions	¥4	¥16,550	¥129,307	¥442,499	¥588,360
Reclassification	2,077	69,978	366,463	(438,518)	—
Sales or disposal	(2,519)	(15,188)	(208,415)	—	(226,122)
Exchange differences on translating foreign operations	478	(9,627)	(23,354)	(397)	(32,900)
Other	196	793	837	(1,730)	96

Balance as of March 31, 2017	¥546,855	¥2,231,274	¥5,305,139	¥277,086	¥8,360,354

Additions	¥397	¥7,725	¥134,604	¥342,052	¥484,778
Reclassification	1,216	58,706	359,442	(419,364)	—
Sales or disposal	(1,543)	(13,937)	(276,782)	—	(292,262)
Exchange differences on translating foreign operations	(1,733)	(34,039)	(140,296)	(6,390)	(182,458)
Other	—	(936)	(1,602)	(825)	(3,363)

Balance as of March 31, 2018	¥545,192	¥2,248,793	¥5,380,505	¥192,559	¥8,367,049

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2016	¥(3,684)	¥(1,166,635)	¥(3,718,703)	¥(2,334)	¥(4,891,356)

Depreciation	¥—	¥(75,754)	¥(408,379)	¥—	¥(484,133)
Sales or disposal	70	12,378	178,293	—	190,741
Exchange differences on translating foreign operations	79	6,460	21,937	237	28,713
Other	(331)	(788)	(2,749)	(73)	(3,941)

Balance as of March 31, 2017	¥(3,866)	¥(1,224,339)	¥(3,929,601)	¥(2,170)	¥(5,159,976)

Depreciation	¥—	¥(75,561)	¥(437,894)	¥—	¥(513,455)
Sales or disposal	18	12,136	239,645	—	251,799
Exchange differences on translating foreign operations	(32)	16,217	103,037	(99)	119,123
Other	(299)	785	(2,677)	84	(2,107)

Balance as of March 31, 2018	¥(4,179)	¥(1,270,762)	¥(4,027,490)	¥(2,185)	¥(5,304,616)

(Carrying amount)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2017	¥542,989	¥1,006,935	¥1,375,538	¥274,916	¥3,200,378
Balance as of March 31, 2018	541,013	978,031	1,353,015	190,374	3,062,433

For commitments for purchases of property, plant and equipment, see note 28.